Employee Plans (Summary Of Restricted Stock Unit Activity) (Details) (Restricted Stock Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2010, Restricted Stock Units	401
Outstanding at December 31, 2010, Weighted-Average Grant-Date Fair Value	$ 29.10
Granted, Restricted Stock Units	299
Granted, Weighted-Average Grant-Date Fair Value	$ 37.75
Vested, Restricted Stock Units	(209)
Vested, Weighted-Average Grant-Date Fair Value	$ 27.42
Forfeited and expired, Restricted Stock Units	(107)
Forfeited and expired, Weighted-Average Grant-Date Fair Value	$ 40.23
Outstanding at December 31, 2011, Restricted Stock Units	384
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value	$ 32.39